Note 6 - Long-term Debt	6 Months Ended
Jun. 30, 2017
Notes to Financial Statements
Long-term Debt [Text Block]
6.	Long-Term Debt

Long-term debt represents bank loans of the Company. Outstanding long-term debt as of
December 31, 2016
and
June 30, 2017
is as follows:

Borrower	December 31, 2016	June 30, 2017
Xingang Shipping Ltd. / Joanna Maritime Ltd.	1,103,915	-
Pantelis Shipping Corp.	4,840,000	4,440,000
Noumea Shipping Ltd.	6,360,000	6,360,000
Eirini Shipping Ltd. / Eleni Shipping Ltd. / Areti Shipping Ltd.	11,600,000	11,600,000
Allendale Investments S.A. / Alterwall Business Inc. / Manolis Shipping Ltd. / Saf Concord Shipping Ltd. / Aggeliki Shipping Ltd. /Eternity Shipping Company / Jonathan John Shipping Ltd.	13,120,000	12,200,000
Ultra One Shipping Ltd.	-	10,702,757
Gregos Shipping Ltd.	-	4,750,000
Kamsarmax One Shipping Ltd.	13,333,000	12,866,000
	50,356,915	62,918,757
Less: Current portion	(5,697,915)	(11,432,972)
Long-term portion	44,659,000	51,485,785
Deferred Charges, current portion	148,697	282,976
Deferred charges, long-term portion	292,024	483,929
Long-term debt, current portion net of deferred charges	5,549,218	11,149,996
Long-term debt, long-term portion net of deferred charges	44,366,976	51,001,856
Debt discount	-	(487,900)
Long-term debt, long-term portion net of deferred charges and debt discount	44,366,976	50,513,956

Loan from related party
Euroseas Ltd.	2,000,000	-

None
of the above loans are registered in the U.S. The future annual loan repayments are as follows:

To June 30:
2018	11,432,972
2019	27,112,972
2020	10,758,813
2021	4,484,000
2022	934,000
Thereafter	8,196,000
Total	62,918,757

Details of the loans are discussed in Notes
9
and
20
(d) of our consolidated financial statements for the year ended
December 31, 2016
included in the Company’s annual report on Form
20
-F and are supplemented by the changes noted below.

In
May 2017,
the Company repaid in full the loan of Xingang Shipping Ltd. guaranteed by Joanna Maritime Ltd. of
$1,103,915
earlier than scheduled, and made a pre-payment of
$400,000
against the balloon of the loan of Pantelis Shipping Corp. As a result, Joanna Maritime Ltd. was released from its mortgage and guarantee and M/V Joanna has become unencumbered.

In
June 2017,
the Company entered into a loan agreement to draw
$4,750,000
guaranteed by Euroseas Ltd. to finance the acquisition of M/V EM Astoria. The loan has a margin over LIBOR of
2.65%
and will be repaid in either
sixteen
or
twenty
quarterly installments of
$100,000
(at the option of the bank) with a balloon payment of
$3,150,000
with the
sixteenth
instalment or
$2,750,000
with the
twentieth
instalment (the debt repayment schedule shown in the previous table assumes repayment in sixteen
quarters). The Company has also entered into a profit sharing agreement with the bank financing M/V EM Astoria whereby it will share with the bank
35%
of the fair market value of the vessel over the outstanding loan when the vessel is sold or when the loan matures. As a result of the lender’s entitlement to participate in the appreciation of the market value of the mortgaged vessel, the Company has recognized a participation liability of amount
$487,900,
presented in “Vessel profit participation liability” in the unaudited condensed consolidated balance sheet, with a corresponding debit to a debt discount account, presented contra to the loan balance. In addition,
35%
of the cash flow after debt service will be set aside and be used to repay the balloon payment with any excess funds to be paid to the bank.

Interest expense, including loan fee amortization net of any imputed interest for the six
-month periods ended
June 30, 2016
and
2017
amounted to
$915,774
and
$1,626,900,
respectively. Imputed interest for the
six
-month periods ended
June 30, 2016
was
$437,895,
while there was
none
for the
six
-month period ended
June 30, 2017.
At
June 30, 2017,
LIBOR for the Company’s loans was on average approximately
1.0%
per year, the average interest rate margin over LIBOR on our debt was approximately
4.2%
per year for a total average interest rate of approximately
5.2%
per year.

The Company’s loans are secured with
one
or more of the following:
•	first priority mortgage over the respective vessels on a joint and several basis.
•	first assignment of earnings and insurance.
•	a corporate guarantee of Euroseas Ltd.
•	a pledge of all the issued shares of each borrower.

The loan agreements contain covenants such as minimum requirements regarding the hull ratio cover (the ratio of fair value of vessel to outstanding loan less cash in retention accounts), restrictions as to changes in management and ownership of the vessel shipowning companies, distribution of profits or assets (i.e. limiting dividends in some loans to
60%
of profits, or,
not
permitting dividend payment or other distributions in cases that an event of default has occurred), additional indebtedness and mortgage of vessels without the lender’s prior consent, sale of vessels, maximum fleet-wide leverage, sale of capital stock of our subsidiaries, ability to make investments and other capital expenditures, entering in mergers or acquisitions, minimum cash balance requirements and minimum cash retention accounts (restricted cash). The loan agreements also require the Company to make deposits in retention accounts with certain banks that can only be used to pay the current loan installments. Restricted cash under “Current Assets” and “Long-term assets” amounts to
$5,605,740
and
$7,911,808
as of
December 31, 2016
and
June 30, 2017
and is comprised of deposits held in retention accounts and deposits required to be maintained as certain minimum cash balances per mortgaged vessel. As of
June 30, 2017,
the Company satified all its debt covenants.